Financial Risk Management - Summary of Risk factors related to its investments (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Current inflation
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Inflation index
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ 12,300	R$ 1,600
Exchange traded real estate funds
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (14,400)	(17,900)
Brazilian stock prices
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Share prices
Stress Scenario	[1]	-10
Financial Impact	[2]	R$ (9,300)	(5,800)
Fixed-rate offshore rates
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		US yield curve
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (34,900)	(1,800)
Foreign exchange rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Foreign exchange rates
Stress Scenario	[1],[3]	10
Financial Impact	[2]	R$ (400)	4,100
Domestic base overnight rate
Disclosure Of Stress Scenarios According To The Main Risk Factors Related To Its Investments [Line Items]
Variation in		Domestic base overnight rate
Stress Scenario	[1]	-100bps
Financial Impact	[2]	R$ (6,000)	R$ (6,900)

[1]	bps - basis point (1bps = 0,01%)
[2]	In millions of Brazilian reais
[3]	Brazilian reais devaluation against US Dollars